Other Income (Tables)	12 Months Ended
Dec. 31, 2023
Other Income [Abstract]
Schedule of Other Income
	December 31, 2021	December 31, 2022	December 31, 2023
	RM	RM	RM	USD
Interest income	1,571	49	7,323	1,596
Wage subsidy	149,500	29,900	-	-
Gain on disposal of investment	-	1,542,200	-	-
Gain on disposal of property, plant and equipment	-	6,501	-	-
IPO conference	-	-	502,949	109,592
Reimbursement income for expenses incurred	127,784	153,693	241,979	52,726
Total	278,855	1,732,343	752,251	163,914